SCHEDULE OF PROMISSORY NOTES (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 05, 2023	Aug. 11, 2023	Jan. 21, 2021	Mar. 19, 2018
Cash Call, Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	August 2020
Debt instrument, interest rate						94.00%
Christopher Elder Member Note One [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	March 2020
Debt instrument, interest rate	10.00%	10.00%
Christopher Elder Member Note Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	March 2021
Debt instrument, interest rate	15.00%	15.00%
Bobbie Allen Griffith [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	May 2024
Debt instrument, interest rate	15.00%	15.00%	15.00%
George Banker [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	October 2023
Debt instrument, interest rate	15.00%	15.00%		15.00%
George Robles [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	December 31, 2024	November 2023
Debt instrument, interest rate	10.00%	10.00%
Victrix [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	De	March 2024
Debt instrument, interest rate	20.00%	20.00%
Redwood Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument, maturity date	January 2025	January 2024
Debt instrument, interest rate	12.00%	12.00%			12.00%